Award Timing Disclosure	12 Months Ended
Mar. 28, 2026
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Stock Option Grant Timing Policy
The Committee oversees our Stock Option Grant Timing Policy which governs the timing of granting stock options, stock appreciation rights and similar instruments with option-like features (“stock options”). The Committee may grant stock options, if any, to our executive officers during the Committee’s regularly scheduled meeting in May every fiscal year. Pursuant to our Stock Option Grant Timing Policy, if the Committee grants stock options outside of our typical annual award schedule, those grants should be made during the permitted trading period for key employees identified in our insider trading policy. In accordance with our Stock Option Grant Timing Policy, the Company does not take material nonpublic information into account when determining the timing and terms of stock options, and the Company does not purposely accelerate or delay the public release of material information to allow a stock option recipient to benefit from a more favorable stock price. No stock options were granted to executives for Fiscal 2026.

Award Timing Method	The Committee oversees our Stock Option Grant Timing Policy which governs the timing of granting stock options, stock appreciation rights and similar instruments with option-like features (“stock options”). The Committee may grant stock options, if any, to our executive officers during the Committee’s regularly scheduled meeting in May every fiscal year.
Award Timing Predetermined	true
MNPI Disclosure Timed for Compensation Value	false